UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT

COMPANY

Investment Company Act file number 811-22985

Smead Funds Trust

(Exact name of registrant as specified in charter)

600 University Street, Suite 2412

Seattle, WA 98101

(Address of principal executive offices) (Zip code)

Cole W. Smead

600 University Street, Suite 2412

Seattle, WA 98101

(Name and address of agent for service)

(877) 807-4122

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

The Fund’s unaudited schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

SMEAD VALUE FUND

Schedule of Investments

August 31, 2018

	Shares	Value
COMMON STOCKS 97.97%

Banks 12.66%
Bank of America Corp.	1,874,928	$57,991,523
JPMorgan Chase & Co.	515,143	59,025,085
Wells Fargo & Co.	750,353	43,880,643

		160,897,251

Consumer Durables & Apparel 8.59%
Lennar Corp. — Class A	938,344	48,484,234
NVR, Inc. (a)	22,726	60,643,195

		109,127,429

Consumer Services 0.79%
Starbucks Corp.	188,845	10,093,765

Diversified Financials 11.31%
American Express Co.	673,204	71,346,160
Berkshire Hathaway, Inc. — Class B (a)	346,966	72,418,744

		143,764,904

Food & Staples Retailing 7.49%
Kroger Co.	1,032,065	32,510,048
Walgreens Boots Alliance, Inc.	914,616	62,706,073

		95,216,121

Health Care Equipment & Services 1.70%
AmerisourceBergen Corp.	239,931	21,586,592

Insurance 4.86%
Aflac, Inc.	1,335,509	61,753,936

Media 14.97%
Comcast Corp. — Class A	1,004,049	37,139,773
Discovery, Inc. — Class A (a)	2,874,247	79,990,294
Tegna, Inc.	2,338,188	27,216,508
Walt Disney Co.	409,795	45,905,236

		190,251,811

Pharmaceuticals, Biotechnology & Life Sciences 14.25%
Amgen, Inc.	398,044	79,533,172
Johnson & Johnson	160,748	21,651,148
Merck & Co., Inc.	575,343	39,462,776
Pfizer, Inc.	974,214	40,449,365

		181,096,461

Retailing 12.38%
Home Depot, Inc.	267,133	53,632,292
Nordstrom, Inc.	473,897	29,784,427
Target Corp.	845,074	73,943,975

		157,360,694

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

August 31, 2018

	Shares	Value
Software & Services 8.97%
Accenture PLC — Class A (b)	241,937	$40,904,289
eBay, Inc. (a)	1,309,469	45,320,722
PayPal Holdings, Inc. (a)	300,637	27,757,814

		113,982,825

TOTAL COMMON STOCKS (Cost $904,241,526)		1,245,131,789

SHORT-TERM INVESTMENTS 1.29%

Money Market Fund 1.29%

State Street Institutional U.S. Government Money Market 0.16% (c)	16,343,001	16,343,001

TOTAL SHORT-TERM INVESTMENTS (Cost $16,343,001)		16,343,001

TOTAL INVESTMENTS (Cost $920,584,527) 99.26%		1,261,474,790
Other Assets in Excess of Liabilities 0.74%		9,409,024

TOTAL NET ASSETS 100.00%		$1,270,883,814

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the 1-month performance for the month ended August 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Notes to Financial Statements

August 31, 2018

The cost basis of investments for federal income tax purposes at August 31, 2018 was as follows*:

Cost of investments	$920,584,527

Gross unrealized appreciation	355,156,591
Gross unrealized depreciation	(14,266,328)

Net unrealized appreciation	$340,890,263

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section of the Fund’s most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills having a maturity of less than 60 days, are valued at amortized cost which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

August 31, 2018

The Fund’s Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations of the Fund’s investments by each fair value hierarchy level as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$1,245,131,789	$—	$—	$1,245,131,789

Total Equity	1,245,131,789	—	—	1,245,131,789
Short-Term Investment	—	16,343,001	—	16,343,001

Total Investments in Securities	$1,245,131,789	$16,343,001	$—	$1,261,474,790

(1) See the Schedule of Investments for industry classification.

No Level 3 securities were held in the Fund at August 31, 2018. For the period ended August 31, 2018, there were no transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Smead Funds Trust

By (Signature and Title) /s/ Cole Smead

Cole Smead, CEO/President

Date 10/12/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Cole Smead

Cole Smead, CEO/President

Date 10/12/2018

By (Signature and Title)* /s/ Steve LeMire

Steve LeMire, CFO/Treasurer

Date 10/12/2018

* Print the name and title of each signing officer under his or her signature.